Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, net
Summary of Group's accounts receivable
	As of December 31,
	2011	2012
	RMB	RMB

Accounts receivable	16,294	40,212
Less: Allowance for doubtful accounts	—	(110)
Accounts receivable, net	16,294	40,102